Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net (loss) / income	$ (24,623)	$ (8,956)	$ 80,348
Adjustments to reconcile net (loss) / income to net cash used in operating activities:
Depreciation	8,531	1,865	3
Amortization of deferred dry-docking costs	556	38	0
Amortization of deferred finance charges	265	72	0
Amortization of convertible promissory note beneficial conversion feature	1,163	334	0
Gain on extinguishment of convertible promissory notes	0	(200)	0
Stock based compensation	624	178	0
Loss on bad debt	0	30	38
Gain on restructuring	0	0	(85,563)
Changes in operating assets and liabilities:
Accounts receivable trade, net	(1,496)	(1,287)	1,188
Inventories	(1,069)	(2,980)	61
Other current assets	(432)	(353)	661
Deferred charges	(934)	(1,232)	0
Other non-current assets	(5)	0	0
Trade accounts and other payables	371	5,715	(1,884)
Due to related parties	0	(105)	875
Accrued liabilities	14	1,990	(10,380)
Deferred revenue	1,696	154	(205)
Net cash used in operating activities	(15,339)	(4,737)	(14,858)
Cash flows from investing activities:
Acquisition of vessels	(40,779)	(201,684)	0
Net proceeds from sale of vessels	0	0	105,959
Additions to office furniture & equipment	0	0	(64)
Net cash (used in) / provided by investing activities	(40,779)	(201,684)	105,895
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	22,606	13,820	3,204
Proceeds from long term debt	32,000	179,047	0
Proceeds from convertible promissory notes	9,400	15,765	0
Proceeds from related party debt	12,800	0	0
Repayments of related party debt	(6,900)	0	0
Payments of financing costs	(584)	(930)	0
Repayments of long term debt	(650)	(600)	(94,443)
Repayments of convertible promissory notes	0	(200)	0
Restricted cash (retained)/released	(3,000)	(50)	0
Net cash provided by / (used in) financing activities	65,672	206,852	(91,239)
Net increase/(decrease) in cash and cash equivalents	9,554	431	(202)
Cash and cash equivalents at beginning of period	3,304	2,873	3,075
Cash and cash equivalents at end of period	12,858	3,304	2,873
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	$ 7,973	$ 855	$ 10,557